UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2012

1.808787.108

EMI-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.9%
		Principal Amount (c)	Value
Bermuda - 0.3%
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		$ 2,045,000	$ 2,134,530
5% 10/19/25 (e)		2,875,000	3,197,690
TOTAL BERMUDA			5,332,220
Brazil - 0.7%
Banco Do Brasil SA 3.875% 1/23/17		3,480,000	3,614,676
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		2,980,000	3,551,564
Globo Comunicacoes e Participacoes SA 4.875% 4/11/22 (e)		1,535,000	1,657,800
Vale SA 5.625% 9/11/42		4,380,000	4,455,866
TOTAL BRAZIL			13,279,906
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		3,090,000	3,615,300
Cayman Islands - 3.1%
Grupo Aval Ltd. 4.75% 9/26/22 (e)		2,260,000	2,228,925
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(h)		15,260,000	15,870,400
Odebrecht Finance Ltd. 7.5% (e)(f)		5,885,000	6,252,813
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15		2,360,000	2,424,853
3.5% 2/6/17		5,205,000	5,440,995
5.375% 1/27/21		5,595,000	6,304,284
5.75% 1/20/20		3,075,000	3,504,879
6.75% 1/27/41		5,915,000	7,341,367
8.375% 12/10/18		8,281,000	10,535,088
TOTAL CAYMAN ISLANDS			59,903,604
Chile - 0.3%
Banco de Credito e Inversiones 3% 9/13/17 (e)		1,860,000	1,860,000
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		2,110,000	2,704,250
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		1,735,000	1,896,088
TOTAL CHILE			6,460,338
Colombia - 0.2%
BanColombia SA 5.95% 6/3/21		2,605,000	2,930,625
Costa Rica - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		1,619,000	1,797,090
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Croatia - 0.1%
Agrokor d.d. 8.875% 2/1/20 (e)(g)		$ 1,075,000	$ 1,075,000
Georgia - 0.3%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		3,230,000	3,318,825
JSC Georgian Railway 7.75% 7/11/22 (e)		2,135,000	2,401,875
TOTAL GEORGIA			5,720,700
Indonesia - 1.6%
Indonesia Eximbank 3.75% 4/26/17 (Reg. S)		3,110,000	3,226,625
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		2,120,000	2,371,750
PT Pertamina Persero:
4.875% 5/3/22 (e)		3,190,000	3,413,300
5.25% 5/23/21 (e)		12,690,000	13,927,275
6% 5/3/42 (e)		3,190,000	3,445,200
6.5% 5/27/41 (e)		3,856,000	4,395,840
TOTAL INDONESIA			30,779,990
Ireland - 1.2%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		2,040,000	2,213,400
5.45% 11/22/17 (e)		4,110,000	4,469,625
6.025% 7/5/22 (e)		3,660,000	4,080,900
6.8% 11/22/25 (e)		5,365,000	6,290,463
6.902% 7/9/20 (e)		4,760,000	5,569,200
TOTAL IRELAND			22,623,588
Israel - 0.3%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		4,730,000	5,061,100
Kazakhstan - 0.2%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		1,510,000	1,653,450
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		1,750,000	1,870,313
TOTAL KAZAKHSTAN			3,523,763
Luxembourg - 1.5%
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		1,035,000	1,220,006
9.25% 4/23/19 (e)		1,290,000	1,677,000
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		3,580,000	3,924,396
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		4,495,000	5,281,625
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
RSHB Capital SA:
5.298% 12/27/17 (e)		$ 6,855,000	$ 7,240,251
6% 6/3/21 (e)		2,365,000	2,403,313
9% 6/11/14 (e)		6,050,000	6,708,240
TOTAL LUXEMBOURG			28,454,831
Malaysia - 0.2%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		3,195,000	4,750,646
Mexico - 3.2%
Comision Federal de Electricid:
4.875% 5/26/21 (e)		2,645,000	2,955,788
5.75% 2/14/42 (e)		3,390,000	3,796,800
Petroleos Mexicanos:
5.5% 1/21/21		15,610,000	18,279,310
5.5% 6/27/44		15,345,000	16,726,050
6% 3/5/20		2,105,000	2,531,263
6.5% 6/2/41		8,335,000	10,389,578
6.625% (e)(f)		7,005,000	7,432,305
TOTAL MEXICO			62,111,094
Netherlands - 2.8%
Access Finance BV 7.25% 7/25/17 (e)		2,055,000	2,147,475
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	53,972
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		1,185,000	1,347,938
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,904,000	4,470,080
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		2,445,000	2,934,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		5,615,000	6,752,038
7% 5/5/20 (e)		2,370,000	2,918,181
8.375% 7/2/13 (e)		1,480,000	1,550,152
9.125% 7/2/18 (e)		3,165,000	4,086,965
11.75% 1/23/15 (e)		9,665,000	11,670,488
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,309,425
7.75% 10/17/16 (Reg. S)		1,930,000	2,287,050
7.75% 1/20/20 (e)		2,900,000	3,646,750
7.875% 6/29/37 (Reg. S)		3,215,000	4,171,463
8% 8/7/19 (e)		2,865,000	3,617,063
TOTAL NETHERLANDS			52,963,040
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Philippines - 1.0%
National Power Corp. 6.875% 11/2/16 (e)		$ 3,335,000	$ 3,901,950
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		4,951,000	6,374,413
7.39% 12/2/24 (e)		6,830,000	9,459,550
TOTAL PHILIPPINES			19,735,913
Russia - 0.1%
Russian Railways JSC 5.739% 4/3/17		1,470,000	1,635,375
Singapore - 0.4%
DBS Bank Ltd. 3.625% 9/21/22 (e)		5,255,000	5,399,723
Oversea-Chinese Banking Corp. Ltd. 3.15% 3/11/23 (e)		1,750,000	1,756,300
TOTAL SINGAPORE			7,156,023
South Africa - 0.1%
TransCanada PipeLines Ltd. 4% 7/26/22 (e)		2,785,000	2,812,850
Sri Lanka - 0.1%
Bank of Ceylon 6.875% 5/3/17 (e)		900,000	958,500
Sweden - 0.2%
PKO Finance AB 4.63% 9/26/22 (e)		4,620,000	4,637,094
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		4,525,000	5,814,625
Turkey - 0.5%
Turkiye Garanti Bankasi A/S:
2.9551% 4/20/16 (e)(h)		3,860,000	3,686,300
4% 9/13/17 (e)		2,400,000	2,412,000
5.25% 9/13/22 (e)		4,375,000	4,402,344
TOTAL TURKEY			10,500,644
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		6,005,000	6,050,038
United Kingdom - 0.1%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,505,000	2,423,588
United States of America - 1.5%
Pemex Project Funding Master Trust:
5.75% 3/1/18		2,745,000	3,208,905
6.625% 6/15/35		8,755,000	11,022,545
6.625% 6/15/38		1,905,000	2,386,013
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
United States of America - continued
Pemex Project Funding Master Trust: - continued
8.625% 2/1/22		$ 7,402,000	$ 9,530,075
SB Cap SA 6.125% 2/7/22 (e)		2,600,000	2,871,154
TOTAL UNITED STATES OF AMERICA			29,018,692
Venezuela - 7.0%
Petroleos de Venezuela SA:
4.9% 10/28/14		21,360,000	19,288,080
5.375% 4/12/27		20,680,000	12,821,600
5.5% 4/12/37		28,585,000	17,365,388
8.5% 11/2/17 (e)		39,935,000	36,041,338
9% 11/17/21 (Reg. S)		29,230,000	25,064,725
9.75% 5/17/35 (e)		14,155,000	11,819,425
12.75% 2/17/22 (e)		12,925,000	13,183,500
TOTAL VENEZUELA			135,584,056
TOTAL NONCONVERTIBLE BONDS (Cost $492,086,376)			536,710,233
Government Obligations - 64.1%

Argentina - 0.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,426,833	7,423,631
2.5% 12/31/38 (d)		15,445,000	5,691,483
TOTAL ARGENTINA			13,115,114
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (e)		2,375,000	2,375,000
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,485,000	1,594,207
Bahamas (Nassau) - 0.3%
Bahamian Republic 6.95% 11/20/29 (e)		4,635,000	5,469,300
Barbados - 0.2%
Barbados Government:
7% 8/4/22 (e)		2,727,000	2,754,270
7.25% 12/15/21 (e)		1,755,000	1,798,875
TOTAL BARBADOS			4,553,145
Government Obligations - continued
		Principal Amount (c)	Value
Belarus - 0.7%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 6,875,000	$ 6,789,063
8.95% 1/26/18		5,745,000	5,658,825
TOTAL BELARUS			12,447,888
Belize - 0.1%
Belize Government 8.5% 2/20/29 (b)(e)		3,807,700	1,485,003
Bermuda - 0.4%
Bermuda Government:
4.138% 1/3/23 (e)		3,440,000	3,620,600
5.603% 7/20/20 (e)		3,468,000	4,022,880
TOTAL BERMUDA			7,643,480
Brazil - 4.5%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		2,955,000	3,546,000
Brazilian Federative Republic:
2.625% 1/5/23		5,470,000	5,464,530
5.625% 1/7/41		14,185,000	18,121,338
7.125% 1/20/37		9,690,000	14,644,497
8.25% 1/20/34		5,200,000	8,593,000
10.125% 5/15/27		7,955,000	14,378,663
12.25% 3/6/30		9,340,000	19,100,300
12.75% 1/15/20		1,225,000	2,100,875
TOTAL BRAZIL			85,949,203
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (e)		8,215,000	9,406,175
Colombia - 2.8%
Colombian Republic:
4.375% 7/12/21		5,220,000	6,010,830
6.125% 1/18/41		11,715,000	15,815,250
7.375% 3/18/19		2,605,000	3,445,113
7.375% 9/18/37		4,445,000	6,823,075
8.125% 5/21/24		2,130,000	3,184,350
10.375% 1/28/33		6,811,000	12,430,075
11.75% 2/25/20		3,593,000	5,838,625
TOTAL COLOMBIA			53,547,318
Congo - 0.4%
Congo Republic 3% 6/30/29 (d)		9,267,250	7,460,136
Government Obligations - continued
		Principal Amount (c)	Value
Croatia - 2.1%
Croatia Republic:
6.25% 4/27/17 (e)		$ 23,360,000	$ 25,287,200
6.375% 3/24/21 (e)		11,480,000	12,742,800
6.625% 7/14/20 (e)		2,780,000	3,120,550
TOTAL CROATIA			41,150,550
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		2,135,000	2,209,725
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (e)		2,145,000	2,445,300
Ghana - 0.1%
Ghana Republic 8.5% 10/4/17 (e)		2,375,000	2,772,813
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (e)		2,480,000	2,759,000
Hungary - 1.8%
Hungarian Republic:
4.75% 2/3/15		21,685,000	21,707,769
7.625% 3/29/41		12,272,000	13,744,640
TOTAL HUNGARY			35,452,409
Iceland - 0.8%
Republic of Iceland:
4.875% 6/16/16 (e)		4,850,000	5,092,500
5.875% 5/11/22 (e)		9,150,000	9,973,500
TOTAL ICELAND			15,066,000
Indonesia - 3.5%
Indonesian Republic:
5.25% 1/17/42 (e)		10,115,000	11,518,962
5.875% 3/13/20 (e)		3,185,000	3,837,925
6.625% 2/17/37 (e)		3,765,000	4,988,625
6.875% 3/9/17 (e)		2,990,000	3,588,000
6.875% 1/17/18 (e)		5,575,000	6,829,375
7.25% 4/20/15 (e)		1,615,000	1,837,063
7.5% 1/15/16 (e)		2,310,000	2,717,253
7.75% 1/17/38 (e)		6,335,000	9,439,150
8.5% 10/12/35 (e)		6,745,000	10,682,731
11.625% 3/4/19 (e)		7,245,000	11,066,738
TOTAL INDONESIA			66,505,822
Government Obligations - continued
		Principal Amount (c)	Value
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 6,905,000	$ 6,318,075
Ivory Coast - 0.4%
Ivory Coast 3.75% 12/31/32 (b)(d)		8,995,000	7,690,725
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		4,015,000	3,924,663
Latvia - 0.9%
Latvian Republic:
5.25% 2/22/17 (e)		6,510,000	7,177,275
5.25% 6/16/21 (e)		9,120,000	10,282,800
TOTAL LATVIA			17,460,075
Lebanon - 1.7%
Lebanese Republic:
4% 12/31/17		8,552,500	8,381,450
5.15% 11/12/18		1,535,000	1,538,838
5.45% 11/28/19		2,255,000	2,260,638
6% 5/20/19		2,815,000	2,938,156
6.375% 3/9/20		2,255,000	2,356,475
8.25% 4/12/21 (Reg.S)		1,125,000	1,310,625
9% 3/20/17		6,685,000	7,687,750
11.625% 5/11/16 (Reg. S)		4,345,000	5,333,488
TOTAL LEBANON			31,807,420
Lithuania - 1.7%
Lithuanian Republic:
5.125% 9/14/17 (e)		3,185,000	3,555,256
6.125% 3/9/21 (e)		5,700,000	6,797,250
6.625% 2/1/22 (e)		8,490,000	10,527,600
6.75% 1/15/15 (e)		4,635,000	5,098,500
7.375% 2/11/20 (e)		5,950,000	7,563,938
TOTAL LITHUANIA			33,542,544
Mexico - 4.7%
United Mexican States:
3.625% 3/15/22		8,472,000	9,255,660
5.125% 1/15/20		9,302,000	11,115,890
5.625% 1/15/17		6,107,000	7,145,190
5.75% 10/12/2110		5,550,000	6,673,875
6.05% 1/11/40		16,380,000	21,908,250
6.75% 9/27/34		11,910,000	16,971,750
7.5% 4/8/33		1,485,000	2,257,200
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
8.3% 8/15/31		$ 2,330,000	$ 3,757,125
11.375% 9/15/16		3,754,000	5,218,060
11.5% 5/15/26		3,595,000	6,740,625
TOTAL MEXICO			91,043,625
Mongolia - 0.0%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		495,000	520,988
Namibia - 0.4%
Republic of Namibia 5.5% 11/3/21 (e)		6,207,000	6,920,805
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,410,000	4,839,975
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		1,595,000	1,810,325
Panama - 0.8%
Panamanian Republic:
6.7% 1/26/36		2,075,000	2,915,375
7.125% 1/29/26		2,870,000	4,068,225
8.875% 9/30/27		2,769,000	4,485,780
9.375% 4/1/29		2,445,000	4,162,613
TOTAL PANAMA			15,631,993
Peru - 1.8%
Peruvian Republic:
5.625% 11/18/50		7,100,000	9,194,500
6.55% 3/14/37		2,555,000	3,749,463
7.35% 7/21/25		5,340,000	7,801,740
8.75% 11/21/33		8,100,000	14,073,750
TOTAL PERU			34,819,453
Philippines - 5.1%
Philippine Republic:
4% 1/15/21		5,350,000	5,978,625
5% 1/13/37		3,990,000	4,738,125
5.5% 3/30/26		3,640,000	4,563,650
6.375% 1/15/32		5,125,000	6,938,225
6.375% 10/23/34		10,525,000	14,498,188
6.5% 1/20/20		5,345,000	6,828,238
7.5% 9/25/24		420,000	597,450
7.75% 1/14/31		8,055,000	12,324,150
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
8.375% 6/17/19		$ 2,780,000	$ 3,836,400
9.5% 2/2/30		8,210,000	14,193,448
9.875% 1/15/19		2,785,000	4,031,288
10.625% 3/16/25		11,085,000	19,426,463
TOTAL PHILIPPINES			97,954,250
Poland - 1.8%
Polish Government:
3% 3/17/23		5,585,000	5,487,263
5% 3/23/22		12,555,000	14,563,800
6.375% 7/15/19		11,165,000	13,788,775
TOTAL POLAND			33,839,838
Qatar - 0.9%
State of Qatar:
3.125% 1/20/17 (e)		4,495,000	4,730,988
5.75% 1/20/42 (e)		8,115,000	10,265,475
6.4% 1/20/40 (e)		2,095,000	2,863,823
TOTAL QATAR			17,860,286
Romania - 0.4%
Romanian Republic 6.75% 2/7/22 (e)		6,925,000	7,773,313
Russia - 5.7%
Russian Federation:
3.25% 4/4/17 (e)		4,200,000	4,420,500
5.625% 4/4/42 (e)		13,800,000	16,577,940
7.5% 3/31/30 (Reg. S)		27,047,500	34,147,469
11% 7/24/18 (Reg. S)		10,500,000	15,303,750
12.75% 6/24/28 (Reg. S)		19,734,000	38,406,286
TOTAL RUSSIA			108,855,945
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		1,310,000	1,585,100
Serbia - 0.4%
Republic of Serbia 6.75% 11/1/24 (e)		8,125,000	7,962,500
Slovakia - 0.7%
Slovakia Republic 4.375% 5/21/22 (e)		12,240,000	12,898,512
Government Obligations - continued
		Principal Amount (c)	Value
South Africa - 0.4%
South African Republic:
4.665% 1/17/24		$ 5,350,000	$ 5,992,000
6.25% 3/8/41		1,070,000	1,413,042
TOTAL SOUTH AFRICA			7,405,042
Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		4,195,000	4,509,625
6.25% 10/4/20 (e)		3,680,000	4,020,400
7.4% 1/22/15 (e)		1,810,000	1,972,900
8.25% 10/24/12 (e)		1,460,000	1,461,460
TOTAL SRI LANKA			11,964,385
Turkey - 7.5%
Turkish Republic:
0% 2/20/13	TRY	10,120,000	5,489,491
0% 3/20/13	TRY	9,795,000	5,283,223
0% 5/15/13	TRY	10,005,000	5,333,588
5.125% 3/25/22		3,605,000	4,001,550
5.625% 3/30/21		4,860,000	5,540,400
6% 1/14/41		9,035,000	10,503,188
6.25% 9/26/22		6,375,000	7,665,938
6.75% 4/3/18		4,815,000	5,717,813
6.75% 5/30/40		8,990,000	11,462,250
6.875% 3/17/36		9,765,000	12,414,245
7% 3/11/19		3,440,000	4,196,800
7% 6/5/20		4,955,000	6,101,092
7.25% 3/5/38		3,730,000	4,970,225
7.375% 2/5/25		11,545,000	15,008,500
7.5% 7/14/17		5,535,000	6,655,838
7.5% 11/7/19		2,255,000	2,844,232
8% 2/14/34		5,210,000	7,385,175
11.875% 1/15/30		12,960,000	24,494,400
TOTAL TURKEY			145,067,948
Ukraine - 1.1%
Ukraine Government:
7.75% 9/23/20 (e)		5,515,000	5,404,700
7.95% 6/4/14 (e)		4,520,000	4,520,316
9.25% 7/24/17 (e)		10,945,000	11,505,384
TOTAL UKRAINE			21,430,400
Government Obligations - continued
		Principal Amount (c)	Value
Uruguay - 0.3%
Uruguay Republic:
6.875% 9/28/25		$ 1,055,000	$ 1,434,800
7.625% 3/21/36		2,660,000	4,142,950
TOTAL URUGUAY			5,577,750
Venezuela - 6.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		113,320	3,371,270
5.75% 2/26/16 (Reg S.)		5,705,000	5,191,550
6% 12/9/20		4,825,000	3,642,875
7.75% 10/13/19 (Reg. S)		16,375,000	14,205,313
8.25% 10/13/24		8,710,000	7,163,975
8.5% 10/8/14		3,590,000	3,607,950
9% 5/7/23 (Reg. S)		6,405,000	5,642,805
9.25% 9/15/27		10,385,000	9,346,500
9.25% 5/7/28 (Reg. S)		6,020,000	5,297,600
9.375% 1/13/34		8,010,000	7,108,875
10.75% 9/19/13		7,670,000	7,861,750
11.75% 10/21/26 (Reg. S)		16,045,000	16,165,338
11.95% 8/5/31 (Reg. S)		19,725,000	20,119,500
12.75% 8/23/22		9,630,000	10,255,950
TOTAL VENEZUELA			118,981,251
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		4,060,000	4,076,240
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,095,942,289)			1,232,971,014
Investment Companies - 3.3%
	Shares
United States of America - 3.3%
iShares MSCI Brazil Index ETF	551,786	29,824,033
iShares MSCI Emerging Markets Index ETF	816,900	33,754,308
TOTAL INVESTMENT COMPANIES (Cost $64,699,002)		63,578,341
Preferred Securities - 0.2%
	Principal Amount (c)	Value
Brazil - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f) (Cost $4,219,573)	$ 4,000,000	$ 4,359,597
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $66,314,319)	66,314,319	66,314,319
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) # (Cost $5,084,000)	$ 5,084,083	5,084,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,728,345,559)		1,909,017,504
NET OTHER ASSETS (LIABILITIES) - 0.8%		15,539,632
NET ASSETS - 100%		$ 1,924,557,136
Security Type Abbreviations
ETF	-	Exchange-traded Funds
Currency Abbreviations
EUR	-	European Monetary Unit
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $644,927,803 or 33.5% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,084,000 due 10/01/12 at 0.20%
Barclays Capital, Inc.	$ 1,417,807
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,716
RBS Securities, Inc.	2,665,477
$ 5,084,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,107
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 536,710,233	$ -	$ 536,656,261	$ 53,972
Government Obligations	1,232,971,014	-	1,232,971,014	-
Investment Companies	63,578,341	63,578,341	-	-
Preferred Securities	4,359,597	-	4,359,597	-
Money Market Funds	66,314,319	66,314,319	-	-
Cash Equivalents	5,084,000	-	5,084,000	-
Total Investments in Securities:	$ 1,909,017,504	$ 129,892,660	$ 1,779,070,872	$ 53,972
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,720,937,367. Net unrealized appreciation aggregated $188,080,137, of which $192,521,938 related to appreciated investment securities and $4,441,801 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012